Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of Material Accounting Policies

3. Summary of Material Accounting Policies

The following is a summary of material accounting policies followed by the Trusts:

Physical bullion

Investments in physical bullion are measured at fair value determined by reference to published price quotations, with unrealized and realized gains and losses recorded in income based on the International Accounting Standards (“IAS”) 40, Investment Property fair value model because it is the most relevant standard to apply. Investment transactions in physical bullion are accounted for on the trade date basis. Realized and unrealized gains and losses of holdings are calculated on a weighted average cost basis.

Other assets and liabilities

Other assets and liabilities are recognized at fair value upon initial recognition. Other assets such as due from broker and other receivables are classified as loans and receivables and measured at amortized cost. Other financial liabilities are measured at amortized cost.

Income taxes

In each taxation year, the Trusts will be subject to income tax on taxable income earned during the year, including net realized taxable capital gains. However, the Trusts intend to distribute their taxable income to unitholders at the end of every fiscal year and therefore the Trusts themselves would not have any income tax liability As a result, the Manager has determined that the Trusts are in substance not taxable and therefore do not record income taxes in the statements of comprehensive income (loss) nor do they recognize any deferred tax assets or liabilities in the statements of financial position.

Functional and presentation currency

Each Trust’s functional and presentation currency is the U.S. dollar. Each Trust’s performance is evaluated and its liquidity is managed in U.S. dollars. Therefore, the U.S. dollar is considered as the currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.